SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - shares	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive securities excluded from earnings per share	31,427,998	4,550,000	0
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive securities excluded from earnings per share	28,350,000	4,550,000	0
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive securities excluded from earnings per share	3,077,998	0	0